RELATED PARTY TRANSACTIONS AND BALANCES (Purchases from Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Purchase of raw materials	$ 35,863,775		$ 73,373,091		$ 63,277,514
CEEG (Nanjing) Solar Research Institute [Member]
Related Party Transaction [Line Items]
Purchase of raw materials					1,218,487
SST [Member]
Related Party Transaction [Line Items]
Purchase of raw materials		[1]		[1]	8,332,132	[1]
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	32,011,217		73,351,421		42,376,869
NRE [Member]
Related Party Transaction [Line Items]
Purchase of raw materials		[1]		[1]	625,604	[1]
Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials					10,724,422
CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	$ 3,852,558		$ 21,670

[1]	Prior to the acquisitions